SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
Segment Information
SEGMENT INFORMATION

14.	SEGMENT INFORMATION

Allocation of revenue to geographic areas for the single segment is as follows:

	Six months ended June 30, 2023			Six months ended June 30, 2022
	Canada	USA	Total	Canada	USA	Total
	$	$	$	$	$	$
Bus Sales	—	987	987	7,549	4,270	11,819
Truck Sales	3,980	—	3,980	—	—	—
Vehicle Sales	3,980	987	4,967	7,549	4,270	11,819

Spare part sales	1,992	423	2,415	2,738	283	3,021
Operating lease revenue	2	82	84	—	85	85
Other revenue	1,994	505	2,499	2,738	368	3,106

Total Revenue	5,974	1,492	7,466	10,287	4,638	14,925

During the six months ended June 30, 2023, the Company had sales of $3,984 and $987 to two end customers, representing 53% and 13% of total sales, respectively. During the six months ended June 30, 2022, the Company had sales of $5,599, $4,474, and $1,581 to three end customers representing 38%, 30% and 11% of total sales, respectively.